ACCOUNTS AND NOTES RECEIVABLE (Detail) - USD ($) $ in Millions	Jan. 03, 2015	Dec. 28, 2013
Receivables [Abstract]
Trade accounts receivable	$ 1,204.6	$ 1,365.6
Trade notes receivable	136.4	141.5
Other accounts receivable	116.4	135.8
Gross accounts and notes receivable	1,457.4	1,642.9
Allowance for doubtful accounts	(60.7)	(64.4)
Accounts and notes receivable, net	$ 1,396.7	$ 1,578.5